Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Rental expenses under operating leases	$ 585,375	$ 619,262	$ 1,553,580